Offerings - Offering: 1	Jan. 30, 2025
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Offering Note
(1)	There is being registered hereunder such indeterminate amount of senior debt securities of Valero Energy Corporation as may from time to time be issued at indeterminate prices.
(2)
In reliance on Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, Valero Energy Corporation hereby defers payment of the registration fee required in connection with this Registration Statement. Accordingly, no filing fee is paid herewith.